COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)																									3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 29, 2021	Jun. 25, 2021	Jun. 09, 2021	May 18, 2021	May 13, 2021	May 13, 2021	May 10, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 24, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 09, 2020	Dec. 06, 2019	Dec. 04, 2019	Jul. 17, 2017	Jan. 02, 2016	Sep. 10, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 10, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	Dec. 31, 2016
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																										$ 45,149	$ 10,000		$ 90,939	$ 53,600	$ 149,619
Compensation expense																													29,850	33,600	272,147
Deferred compensation								$ 86,307																		$ 89,372			$ 89,372		$ 86,307	105,325
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross
Issuance of Preferred B stock in satisfaction of loan payable to officer, shares	14,700,000	7,225,972		6,000,000	2,500,000				10,000,000	1,769,447	10,000,000		4,000,000		262,481	4,000,000	892,592	2,000,000
Share Price								$ 0.0329																		$ 0.0224			$ 0.0224		$ 0.0329
Accounts payable								$ 2,948,964																		$ 2,963,045			$ 2,963,045		$ 2,948,964	$ 2,919,628
Issuance of Preferred B stock in satisfaction of loan payable to officer	$ 235,200	$ 115,616		$ 183,600	$ 76,500					$ 41,051	$ 163,000		$ 48,000			$ 60,000	$ 26,778	$ 72,800									$ 6,000
Two Notes Payable [Member]
Entity Listings [Line Items]
Notes payable								495,000																		495,000			495,000		495,000
Amount claimed								387,535																		387,535			387,535		387,535
One Customer and Two Vendors [Member]
Entity Listings [Line Items]
Accounts payable								487,615																		492,319			492,319		487,615
Other Vendors and Credit Card Companies [Member]
Entity Listings [Line Items]
Accounts payable								2,461,349																		2,470,726			2,470,726		2,461,349
Rental Agreement [Member]
Entity Listings [Line Items]
Rental rate																					$ 70
Employment Agreement [Member] | Mr. Spencer [Member]
Entity Listings [Line Items]
Compensation expense								$ 16,779																							69,147
Shares vested								850,000
Employment Agreement [Member] | Lloyd Spencer [Member]
Entity Listings [Line Items]
Issuance of Preferred B stock in satisfaction of loan payable to officer, shares														1,020,000					840,000
Issuance of Preferred B stock in satisfaction of loan payable to officer														$ 18,768					$ 33,600
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member]
Entity Listings [Line Items]
Agreement term								two-year period																five-year term
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								$ 108,000
Base salary increase percentage																								10.00%
Deferred salary increase percentage																								7.00%
Cash bonus percentage																								1.50%
Adjusted EBITDA																								$ 2,000,000
Equity Method Investment, Ownership Percentage																								3.50%										4.76%
Deferred Compensation Equity																																		$ 19,947
Compensation expense																													3,500
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Remit Payment [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								$ 84,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Defer Payment [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								$ 24,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Bradford [Member]
Entity Listings [Line Items]
Compensation expense																													21,000	0
Accrued Salaries								$ 10,500																		26,250			26,250		10,500
Deferred compensation								$ 0																							0
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member]
Entity Listings [Line Items]
Agreement term								two-year period																five-year term
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								$ 200,000
Base salary increase percentage																								10.00%
Deferred salary increase percentage																								7.00%
Cash bonus percentage																								2.50%
Adjusted EBITDA																								$ 2,000,000
Deferred compensation								$ 86,307																		89,372			89,372		86,307
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Remit Payment [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								160,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Defer Payment [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																								$ 40,000
Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer [Member]
Entity Listings [Line Items]
Compensation expense																													3,500
Compensation expense																													21,000	$ 0	10,500
Accrued Salaries								10,500																		26,250			26,250		10,500
Issuance of Preferred B stock in satisfaction of loan payable to officer, shares														1,020,000					840,000
Issuance of Preferred B stock in satisfaction of loan payable to officer														$ 18,768					$ 33,600
Accrued compensation								19,250																							19,250
Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Incentive Stock Plan [Member]
Entity Listings [Line Items]
Equity Method Investment, Ownership Percentage																							1.50%
[custom:OwnershipInterestAgreementDescription]																							upon initiation of its Incentive Stock Plan (ISP), the LLC hereby grants the Executive an additional one and one half percent (
Amount of after tax profits																							$ 2,000,000
Incentive Bonus percentage																							1.50%
Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Incentive Stock Plan [Member]
Entity Listings [Line Items]
Equity Method Investment, Ownership Percentage																							2.25%
[custom:OwnershipInterestAgreementDescription]																							upon initiation of its Incentive Stock Plan, the LLC hereby grants the Executive an additional two and one-fourth percent (
Amount of after tax profits																							$ 2,000,000
Incentive Bonus percentage																							2.50%
Agreement [Member] | Darbie [Member]
Entity Listings [Line Items]
Agreement term						120
Compensation, description						In consideration of the introduction, Darbie shall be entitled to receive a finder’s fee in the amount of four percent (4%) of the gross proceeds of an equity/convertible debt transaction and/or cash equal to four percent (4%) of the gross proceeds of a non-convertible debt transaction.
Written Employment Agreement [Member] | Mr. Spencer [Member]
Entity Listings [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																						170,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						3 years
Written Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																						$ 10,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																						500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																						6,120,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						3 years
Board of Directors Services Agreement [Member] | Mr. Edmonds [Member]
Entity Listings [Line Items]
Accrued Salaries								20,000																		10,000			10,000		20,000
Board of Directors Services Agreement [Member] | Mr. Spencer [Member]
Entity Listings [Line Items]
Accrued Salaries								20,000																		$ 10,000			$ 10,000		20,000
Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Lloyd Spencer [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																				$ 5,000
Share Price																				$ 5,000
Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Bill Edmonds [Member]
Entity Listings [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																				$ 5,000
Share Price																				$ 5,000
Consulting Agreement [Member] | Sylios Corp [Member]
Entity Listings [Line Items]
Agreement term							1
Issuance of Preferred B stock in satisfaction of loan payable to officer, shares							2,500,000
Employee Compensation			$ 35,000
Amended Consulting Agreement [Member] | Sylios Corp [Member]
Entity Listings [Line Items]
Employee Compensation			$ 15,000
Amended Consulting Agreement [Member] | Sylios Corp [Member] | Subsequent Event [Member]
Entity Listings [Line Items]
Employee Compensation																									$ 10,000			$ 10,000
Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member]
Entity Listings [Line Items]
Accrued Salaries								10,500																							10,500		$ 19,250
Deferred compensation								$ 0																							0
Letter Agreement [Member] | Xnergy Financial LLC [Member]
Entity Listings [Line Items]
Success fees percentage												6.00%
Compliance fee												$ 25,000																			$ 16,667
Letter Agreement [Member] | Xnergy Financial LLC [Member] | Three Monthly Installments [Member]
Entity Listings [Line Items]
Compliance fee												$ 8,333